Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 111,420	$ 104,002	$ 128,381
Accumulated depreciation	(10,321)	(7,146)	(58,786)
Total property, plant and equipment, net	101,099	96,856	69,595
Furniture and equipment, gross [Member]
Schedule of Property, Plant and Equipment [Line Items]
property, plant and equipment		320	368
Total property, plant and equipment, gross	328	320
Demonstration Plant, gross [Member]
Schedule of Property, Plant and Equipment [Line Items]
property, plant and equipment		89,241	128,013
Total property, plant and equipment, gross	89,239	89,239
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
property, plant and equipment		14,441
Total property, plant and equipment, gross	$ 21,853	$ 14,443